Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue:	$ 50,376	$ 17,150	$ 143,308	$ 43,397
Cost of sales	19,506	6,340	56,541	15,384
Gross profit	30,870	10,810	86,767	28,013
General & Administrative Expenses
Accounting	35,000	19,290	96,200	56,490
Legal	56,923	6,895	159,074	50,970
R&D	222,465	0	581,011	0
Depreciation	3,183	3,524	9,557	10,526
Total General & Administrative Expenses	527,129	78,098	2,247,270	261,569
(Loss) from operations	(496,259)	(67,288)	(2,160,503)	(233,556)
Other Income (Expense):
Foreign exchange	37	(1,598)	31	6,404
Interest expense	(46,849)	(22,094)	(292,188)	(62,669)
Miscellaneous income	0	0	0	3,000
Debt release	7,688	1,284	58,940	2,836
Loss on debt conversions	(3,504,000)	(608,899)	(10,709,843)	(1,416,313)
Total Other Income (Expense)	(3,543,124)	(631,307)	(10,943,060)	(1,466,742)
Net (loss) before income taxes	(4,039,383)	(698,595)	(13,103,563)	(1,700,298)
Provision for income taxes	0	0	0	0
Net (loss)	(4,039,383)	(698,595)	(13,103,563)	(1,700,298)
Other comprehensive income:
Unrealized loss from foreign exchange translation	(5,839)	(144)	(14,604)	(1,009)
Comprehensive (loss)	$ (4,045,222)	$ (698,739)	$ (13,118,167)	$ (1,701,307)
Basic and diluted (loss) per common share	$ (0.01)	$ (0.00)	$ (0.03)	$ (0.01)
Weighted Average Common Shares Outstanding (Basic & Diluted)	508,528,048	280,873,792	475,536,409	162,133,885